Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, no par value (dollars per share)	$ 0	$ 0
Common stock, number of shares authorized	100,000,000	100,000,000
Common stock, number of shares issued	15,263,555	15,481,497
Common stock, number of shares outstanding	15,263,555	15,481,497